Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the six months ended June 30, 2015, in thousands (except per share data):

	Number of Shares	Weighted Average Exercise Price per Share
Balance at December 31, 2014	—
Granted	410	$6.32

Balance at June 30, 2015	410	$6.32

Exercisable at June 30, 2015	2	$6.32

Summary of Weighted Average Assumptions of Fair Value of Stock Options Under Black-Scholes Option Pricing Model

The weighted average assumptions used to estimate the fair value of stock options granted to employees in the six months ended June 30, 2015 using the Black-Scholes option pricing model were as follows:

Six Months Ended June 30, 2015
Weighted average grant date fair value per share	$4.02
Expected volatility	70.8%
Expected term (in years)	6.00 - 6.08
Risk free interest rate	1.8%
Expected dividend yield	—

Summary of Restricted Share Activity

The following is a summary of restricted share activity for the six months ended June 30, 2015, in thousands (except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2014	4,533	$0.002
Granted	—
Vested	(634)

Unvested at June 30, 2015	3,899	$0.003

Vested at June 30, 2015	1,044	$0.004

Summary of Share-based Compensation Expense

The following table summarizes share-based compensation expense for all equity awards granted, in thousands:

	Three months ended June 30, 2015	Six months ended June 30, 2015
Research and development	$404	$1,007
General and administrative	81	122

Total stock-based compensation expense	$485	$1,129